GROSS PROFIT FROM INSURANCE AND PENSION PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Gross Profit From Insurance And Pension Plans
Income from insurance and pension plans

			R$ thousand
	Year ended December 31
	2021	2020	2021
Written premiums	73,123,233	65,335,387	67,835,874
Supplemental pension plan contributions	3,519,774	3,390,768	3,954,904
Ceded coinsurance premiums	(50,041)	(66,647)	(62,903)
Refunded premiums	(311,191)	(179,660)	(467,546)
Reinsurance premiums paid	(60,614)	(69,347)	(68,919)
Written premiums net of reinsurance and coinsurance	76,221,161	68,410,501	71,191,410

Changes in the provision for insurance	(31,005,277)	(27,442,202)	(29,047,959)
Changes in the provision for private Pension Plans	(1,595,690)	(2,540,927)	(2,988,568)
Changes in the insurance technical provisions and Pension Plans	(32,600,967)	(29,983,129)	(32,036,527)

Reported indemnities	(34,054,735)	(27,333,375)	(28,009,648)
Claims expenses	(82,660)	(32,153)	(117,705)
Recovery of ceded coinsurance	155,091	150,456	160,443
Recovery of reinsurance	36,999	17,595	50,237
Salvage recoveries	743,126	530,509	589,906
Changes in the IBNR provision	(836,766)	(979,399)	(324,069)
Retained claims	(34,038,945)	(27,646,367)	(27,650,836)

Commissions on premiums	(3,028,200)	(2,779,012)	(2,728,176)
Recovery of commissions	7,055	5,073	5,855
Fees	(303,500)	(319,105)	(422,952)
Brokerage expenses - private Pension Plans	(225,921)	(133,786)	(101,626)
Changes in deferred commissions	42,778	24,532	(2,209)
Selling expenses for insurance and Pension Plans	(3,507,788)	(3,202,298)	(3,249,108)

Gross profit from insurance and Pension Plans	6,073,461	7,578,707	8,254,939